Significant Accounting Policies (Narrative) (Details) $ / shares in Units, ₪ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 ILS (₪)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 ILS (₪)
Significant Accounting Policies [Line Items]
Adjustments on revenue recognized from performance obligations	$ (19,600,000)	$ (19,400,000)	$ 27,040,000
Impairment on affiliated company		4,400,000	3,700,000
Net book value of capitalized ERP system development costs	22,770,000	18,140,000
Impairment of long-lived assets	0	3,500,000	0
Severance expenses	72,309,000	66,841,000	59,943,000
Cost of revenue sold, change in estimate	$ (8,300,000)	$ (45,700,000)	$ 4,600,000
Percentage of cost of revenue sold	(0.21%)	(1.33%)	0.14%
Cost of revenue sold, increase (decrease) to net income	$ (7,200,000)	$ (39,400,000)	$ 4,200,000
Cost of revenue sold, increase (decrease) in earnings per share, diluted | $ / shares	$ (0.16)	$ (0.89)	$ 0.10
Issuance amount of Series A Note	$ 604,303,000				$ 579,000,000	₪ 1.9
Number of options granted | shares	525,000	0
Rights sold to receive payments from the Israeli Ministry of Defense		$ 32,372,000	$ 250,943,000
OPERATING LEASE RIGHT OF USE ASSETS	$ 416,383,000	423,088,000
Operating lease liability	463,422,000	463,456,000
Financial expenses related to sold rights		$ 3,617	$ 3,500
Series B Notes
Significant Accounting Policies [Line Items]
Received interest payments semi-annually in NIS					1.08%	1.08%
Issuance amount of Series A Note	463,000,000			₪ 1.5		₪ 1.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Significant Accounting Policies [Line Items]
Backlog amount	$ 13,660,879,000
Backlog percentage	60.00%			60.00%
Subsidiary D
Significant Accounting Policies [Line Items]
Voting rights	51.00%
Subsidiary E
Significant Accounting Policies [Line Items]
Contractual rights percentage	50.00%
Minimum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights	20.00%			20.00%
Maximum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights	50.00%			50.00%
Cross Currency Interest Rate Swaps | United States of America, Dollars
Significant Accounting Policies [Line Items]
Derivative, fixed interest rate (in percentage)	1.92%			1.92%
Software and Software Development Costs | Minimum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs	3 years
Software and Software Development Costs | Maximum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs	12 years